19. Taxes and contributions payable and taxes payable in installments	12 Months Ended
Dec. 31, 2017
Taxes And Contributions Payable And Taxes Payable In Installments
Taxes and contributions payable and taxes payable in installments
19.1.	Taxes and contributions payable and taxes payable in installments
	2017	2016

PIS and COFINS	52	49
Provision for income tax and social contribution	38	10
ICMS	65	75
Withholding Income Tax	13	22
Taxes payable in installments – PERT (i)	176	-
INSS	4	9
Taxes payable in installments - Law 11,941/09 (ii)	511	624
Other	8	5
	867	794

Current	301	254
Noncurrent	566	540

(i)	The Company decided to include certain federal tax debts in the Special Program on Tax Settlements – PERT (“PERT Program”), as per the conditions stablished in Law no. 13.496, enacted on October 24, 2017. This tax amnesty program allows for the payment of certain tax liabilities in monthly installments, and granted discounts on Interest and penalties. The Company included tax debts related to (i) tax assessments over purchase transactions, manufacturing and exports sales of soil beans (PIS/COFINS), (ii) non-validation of tax offsets (IRPJ, PIS/COFINS); and other tax debts previously classified as possible risks related mainly to CPMF and other claims - (See note 21.1). The PERT liability will be settled in monthly installments in 12 years.
(ii)	Federal tax installment payment, Law 11,941/09 – The Law 11,941, was enacted on May 27, 2009, a special federal tax and social security debt installment program, for debts overdue until November 2008, and gave several benefits to its participants, such as reduction of fines, interest rates and penalties, the possibility of utilization of accumulated tax losses to settle penalties and interest and payment in 180 months, use of restricted deposits linked to the claim to reduce the balance, besides of the fact that such reduction gains are not subject to IRPJ/CSLL/PIS/COFINS. The Company is in compliance with terms and conditions of this tax installment payment program.

Maturity schedule of taxes payable in installments in noncurrent liabilities:

From 1 to 2 years	105
From 2 to 3 years	99
From 3 to 4 years	99
From 4 to 5 years	82
After 5 years	181
566

The net impact in the statement of operations of the continued operations related to the decision to settle tax liabilities through the PERT Program resulted in an expense of R$183.